Other Borrowings	12 Months Ended
Dec. 31, 2017
Other Borrowings [Abstract]
Other Borrowings

NOTE 9 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2017 and December 31, 2016:

	(in thousands)
	2017	2016
Federal Home Loan Bank borrowings:
Secured notes, with interest at .74%, due March, 2017	-	18,774
Secured note, with interest at 1.52%, due March, 2018	22,048
Secured note, with interest at 0.0%, due October, 2018	100
Secured note, with interest at 1.56%, due September, 2021	7,000
Secured note, with interest at 1.72%, due September, 2020	6,000
Secured note, with interest at 1.86%, due September, 2021	6,000
Secured note, with interest at 1.97%, due September, 2022	6,000

United Bankers Bank
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments commencing December 1, 2018, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	10,000

Total other borrowings	$57,148	$18,774

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $88,454,000 at December 31, 2017.  At December 31, 2017, the Corporation had $63,704,000 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future maturities of other borrowings are as follows: 2018, $22,398; 2019, $1,000,000; 2020, $7,000,000; 2021, $14,000,000; and 2022, $12,750,000.